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                                   B A R O N
                                 C A P I T A L
                                   F U N D S



February 16, 2005

VIA - EDGARLINK

Securities and Exchange Commission
450 5th Street, NW
Washington, DC 20549

Re: Baron Capital Funds Trust - Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File Nos. 333-40839 and 811-8505)

Dear Sirs:

Pursuant to Paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, Baron Capital Funds Trust is filing this Post-Effective Amendment to update disclosures relating to market timing, fair value pricing and disclosure of portfolio holdings.

Pursuant to Rule 485(a)(3), we hereby request acceleration of the effectiveness of this filing on or before April 18, 2005. The Funds' current prospectus goes stale at the end of January. This filing contains items for which we request selective review. We would appreciate any comments by April 15, 2005. The items for which we are requesting selective review are:

(a)  disclosure  of  the  Funds'  policy   regarding   frequent   purchases  and
     redemptions of Fund shares, on page 10 of both prospectuses;

(b) disclosure relating to fair value pricing, on page 10 of both prospectuses; and

(c) disclosure with respect to the Funds' policy regarding disclosure of portfolio holdings, on page 11 of both prospectuses and page 7 of both statements of additional information.

If you should have any questions, please call me at 212-583-2013. Thank you.

Very truly yours,

/s/Linda S. Martinson
---------------------
   Linda S. Martinson
   Vice President and General Counsel



LSM/ms
att.